ROCKLEDGE SectorSAM ETF (NYSE Arca Ticker: SSAM)

SUMMARY PROSPECTUS – October 29, 2012

Before you invest in the Fund, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund. The Fund’s current prospectus and statement of additional information, each dated October 29, 2012, as supplemented from time to time, are incorporated by reference into this summary prospectus. You can find the Fund’s prospectus and statement of additional information, as well as other information about the Fund, online at http://advisorshares.com/fund/ssam. You may also obtain this information at no charge by calling 877.THE.ETF1 (877.843.3831) or by sending an email request to info@advisorshares.com.

INVESTMENT OBJECTIVE

The Rockledge SectorSAM ETF (the “Fund”) seeks to generate stable and consistent annual returns under all market conditions.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	1.25%
DISTRIBUTION (12b-1) FEES	0.00%
TOTAL OTHER EXPENSES	9.78%
Short Interest Expense	1.60%
Other Expenses	8.18%
ACQUIRED FUND FEES AND EXPENSES(a)	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES(b)	11.04%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	7.93%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(b)	3.11%

(a)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940 , as amended (the “1940 Act”).

(b)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

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(c)	The AdvisorShares Investments, LLC (“the Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the “Board”). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Rockledge SectorSAM ETF	$314	$2,430	$4,298	$8,066

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the period from January 11, 2012, the Fund’s commencement of operations, through the most recent fiscal year ended June 30, 2012, the Fund’s portfolio turnover rate was 391% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in both long and short positions in other exchange traded funds (the “Underlying ETFs”) that offer diversified exposure to U.S. large capitalization sectors. Rockledge Advisors LLC, (the “Sub-Advisor”) uses “Sector Scoring and Allocation Methodology” (“SectorSAM”), which is a proprietary quantitative analysis, to forecast each sector’s excess return within a specific time horizon. The Sub-Advisor seeks to achieve the Fund’s investment objective by buying (taking long positions in) Underlying ETFs intended to capture the performance of the most promising sectors and selling (establishing short positions in) Underlying ETFs with the intent of profiting from the least promising sectors of U.S. large capitalization broad market securities. The strategy is designed to generate higher returns in a higher interest rate environment, which is often associated with increased inflation.

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Under normal circumstances, the Fund strives to invest equal dollar amounts to obtain both long and short exposure in the market at each major rebalancing point (on at least a monthly basis). When fully invested, the Fund will typically be both 100% long and 100% short of total portfolio value. The Sub-Advisor, in its discretion, may choose an additional long or short bias of up to 50% exposure, or may choose to hold amounts in cash or cash equivalents depending on its view of market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of Underlying ETFs and the allocation of assets among such Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

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Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying ETF Investment Risk. Through its investments in the Underlying ETFs, the Fund will be subject to the risks associated with such investment vehicles’ investments, including the possibility that the value of the securities held by an Underlying ETF could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the Underlying ETFs and their exposure to various security types and geographic regions.

Concentration Risk. An Underlying ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

Equity Risk. The prices of equity securities in which an Underlying ETF invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

“Growth” Investing Risk. An Underlying ETF may pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Risk. Similar to an investment in the Fund, an investment in an Underlying ETF is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF. Further, there is no guarantee that an Underlying ETF will be able to achieve its objective.

Large-Capitalization Risk. An Underlying ETF may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies or the market as a whole.

Mid-Capitalization Risk. An Underlying ETF may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies or the market as a whole.

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Small-Capitalization Risk. An Underlying ETF may invest in small-cap companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETF’s performance could be adversely affected.

Tracking Error Risk. An Underlying ETF’s manager may not be able to cause the Fund’s performance to correspond to that of the Underlying ETF’s benchmark, either on a daily or aggregate basis. Tracking error may cause the Underlying ETF’s performance to be less than expected.

“Value” Investing Risk. Because Underlying ETFs may invest in value stocks, Underlying ETFs could suffer losses or produce poor results relative to other funds, even in a rising market, if the Underlying ETF manager’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title

AdvisorShares Investments, LLC	Advisor

Rockledge Advisors LLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor

Alex Gurvich	since 2011

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PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a basket of shares of specific ETFs and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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